Critical accounting judgements, estimates and assumptions	12 Months Ended
Jun. 30, 2026
Critical Accounting Judgements Estimates And Assumptions
Critical accounting judgements, estimates and assumptions

4. Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ. Estimates and underlying assumptions are reviewed on an ongoing basis. The matters below have the most significant effect on the amounts recognised in these consolidated financial statements.

Accounting for the acquisitions of 12 February 2026

The acquisitions have been accounted for provisionally, because the purchase price allocations had not been finalised at the date these consolidated financial statements were authorised for issue. The assets acquired and liabilities assumed are recognised at provisional amounts, being management’s best estimate of their fair values at 12 February 2026 on the information available. Those amounts start from the balance sheet of each acquired entity at 12 February 2026 and are adjusted where that information showed that fair value differed from carrying amount. In particular, trade receivables are measured net of lifetime expected credit losses, with balances outstanding for more than 365 days provided in full; the investments of VIS Networks Private Limited in equity securities and mutual funds are measured at fair value; the work in progress of VIS Networks Private Limited, its advance billing from vendors on vendor invoices dated before 12 February 2026 or with no invoice date recorded, and its service stock held at Bangalore are measured at nil; employee entitlements, revenue cut-off and other accruals are brought up to 12 February 2026. The remaining assets and liabilities, principally monetary items, are recognised at their carrying amounts, which management has assessed as approximating fair value. No intangible assets have been recognised separately from goodwill other than software of USD 6,312 of the Mirragin group, because the identification and measurement of the intangible assets of the acquired businesses had not been completed. The principal judgements are the measurement of the ordinary shares issued as consideration at USD 10.17 per share, the price at which the Company last raised funds; the attribution of the remaining 20.30 percent of the VIS businesses to the owners of the parent rather than to non-controlling interests; whether, for financial reporting purposes, an amount in respect of the ordinary shares subscribed for in cash by shareholders and employees of VIS Networks Private Limited under a separate subscription agreement, which were not issued as consideration under the acquisition agreements, is attributed to the consideration for the VIS group; and the measurement of the non-controlling interests at their proportionate share of the identifiable net assets of the acquirees. Refer to Note 37.

Remaining 20.30 percent of the VIS businesses

The Group acquired 79.70 percent of VIS Networks Private Limited and of VIS Global PTE Ltd on 12 February 2026 and is unconditionally obliged to acquire, and the vendors to sell, the remaining 20.30 percent for fixed consideration of USD 7,200,000 and USD 4,800,000 payable twelve and twenty-four months after the acquisition date. The vendors remain the registered holders of that interest until it is transferred, but the returns attaching to it, including any distribution or return of capital, accrue to the Group from the acquisition date and the vendors’ entitlement is limited to the fixed consideration. Having regard to the terms of the share sale agreement and to legal advice from Steinepreis Paganin, the Group has concluded that the vendors have no present ownership interest in the returns or the residual net assets of the VIS businesses in respect of that interest. The whole of the VIS businesses is attributed to the owners of the parent, the consideration for the remaining 20.30 percent is recognised as deferred consideration, and no non-controlling interest is recognised in respect of it. Refer to Notes 33 and 38.

Subscription shares issued to shareholders and employees of VIS Networks Private Limited

On 6 February 2026, the Company entered into a separate subscription agreement with certain shareholders of VIS Networks Private Limited and persons to whom those shareholders directed part of their entitlement. Under the agreement, 4,382,603 ordinary shares were issued on 12 February 2026, the acquisition date.

The subscription agreement was separate from the agreements under which the VIS group was acquired and the shares were not legally issued as consideration under those agreements. However, because the subscription was available only to shareholders of the acquiree and persons designated by them, was completed concurrently with the acquisition and the economic benefit of the arrangement accrued to those persons, the Group determined that, for purposes of IFRS 3 acquisition accounting, the fair value attributable to the shares forms part of the consideration transferred for the VIS group.

The shares were measured at USD 10.17 per share, being the price at which an unrelated investor subscribed for shares immediately before the acquisition. Accordingly, USD 44,571,073 was attributed to consideration transferred for the VIS group. This accounting attribution does not alter the legal form or terms of the separate subscription agreement.

The shares vested on issue, and release from the lock-up, as to one half after twelve months and one half after twenty-four months, does not depend on continued employment (IFRS 3.B55(a)); the value, including that received by employees at the direction of the shareholders, is therefore not remuneration for post-combination services under IFRS 3.B54–B55, and no share-based payment expense arises (IFRS 2.5). The value was transferred to the subscribers as owners of the acquiree, or at the direction of those owners, and not as shareholders of the Company, and is not a distribution. Refer to Notes 35 and 37.

Identification of the acquirer

Judgement is required to identify the accounting acquirer in each transaction, particularly where consideration is settled in the Company’s own shares and where the transactions occurred contemporaneously with the Nasdaq listing.

Measurement of ordinary shares issued at USD 10.17 per share

The services received from consultants and advisers were agreed in exchange for a fixed number of ordinary shares, with no cash fee or cash alternative. The Group has concluded that the fair value of those services cannot be estimated reliably and has measured them by reference to the fair value of the shares issued, at USD 10.17 per share, the price at which an unrelated investor subscribed for shares for cash on 11 February 2026. Refer to Note 10.

All ordinary shares issued on 11 and 12 February 2026, as consideration for the acquisitions, under the subscription agreement with shareholders of VIS Networks Private Limited and for services, are measured at USD 10.17 per share. The Company’s shares were admitted to The Nasdaq Global Market by direct listing on 12 February 2026 and had no quoted price before that date. USD 10.17 is the price at which an unrelated investor subscribed for 196,638 shares for cash on 11 February 2026, the most recent transaction in the Company’s shares for cash. The consideration shares and the subscription shares are subject to lock-up arrangements of up to twenty-four months. The lock-ups are contractual undertakings given by the holders to the Company that would not pass to a market participant acquiring the shares; they are not a characteristic of the shares under IFRS 13.11, and no discount for lack of marketability has been applied. A price 10 percent lower would have reduced the consideration transferred and goodwill by USD 22,500,165, and the amounts recognised for services settled in shares by USD 1,482,338, with a corresponding reduction in issued capital.

Recoverability of deferred tax assets

Deferred tax assets are recognised only where it is probable that future taxable profits will be available. This requires an estimate of future taxable profits in each tax jurisdiction. Refer to Note 12.

Expected credit losses

The loss allowance on trade and unbilled receivables is estimated using a provision matrix informed by historical loss experience and forward-looking information. Refer to Notes 15 and 40.

Revenue recognition over time

Judgement is applied in determining whether performance obligations are satisfied over time or at a point in time, in identifying distinct performance obligations within bundled arrangements, and in measuring progress towards satisfaction of obligations recognised over time. For each of the Group’s material revenue streams the judgements are as follows.

Sale of equipment and software licences (VIS businesses). Each item specified in the purchase order is a distinct performance obligation satisfied at a point in time, when control passes to the customer on delivery or, where the contract requires it, on acceptance. Where equipment is sold with installation or maintenance, the transaction price is allocated to each element on the basis of its stand-alone selling price, and the installation and maintenance elements are recognised as described below.

Annual maintenance and warranty support (VIS businesses). The support is a stand-ready obligation from which the customer benefits evenly over the contract year, and revenue is recognised on a straight-line basis over that term. Amounts invoiced in advance for the current, following and earlier contract years are carried as contract liabilities until recognised (Note 31).

Installation, integration and managed network services (VIS businesses), and technology consulting and workforce services (Vega group). These services are satisfied over time because the customer receives and consumes the benefit as the Group performs. Progress is measured using the amount the Group has a right to invoice, as permitted by IFRS 15 paragraph B16, where that amount corresponds directly with the value to the customer of performance completed to date, as for time-and-materials arrangements, contractor hours and monthly service charges. Services performed but not yet invoiced at the reporting date are recognised as unbilled receivables.

Payroll administration services (Nisus Payroll Pty Ltd). The fee is recognised over time as each payroll is processed. Nisus Payroll acts as agent, and wages and withholding amounts paid on behalf of clients are not included in revenue.

Telecommunications connection services (Connect Simple Pty Ltd). The commission is recognised at the point in time the connection is made, which is when Connect Simple has satisfied its obligation to the carrier or retailer.

Principal versus agent

Judgement is required to determine whether the Group acts as principal or agent where another party is involved in providing goods or services to the customer, in particular for sales of equipment and software licences, for annual maintenance contracts supported by back-to-back cover from original equipment manufacturers, for contractor and payroll services, and for telecommunications and energy connections. The Group’s conclusions are set out in the revenue accounting policy in Note 3.

Lease term and incremental borrowing rate

Determining the lease term requires judgement as to whether extension options are reasonably certain to be exercised. Where the rate implicit in the lease is not readily determinable, the incremental borrowing rate is estimated by reference to what the Group would pay to borrow on similar terms.

Classification and measurement of promissory notes, loan facilities and SAFE instruments

The Group has issued instruments whose settlement depends on the occurrence of a listing or other liquidity event. Judgement is required to determine whether the instrument is a financial liability or equity, whether an embedded derivative requires separation, and how modifications to terms are accounted for.

Going concern

The assessment of the Group’s ability to continue as a going concern requires judgement about the timing and availability of future funding and about forecast operating cash flows. Refer to Note 2.5.

Impairment of non-financial assets

The identification of cash-generating units and the estimation of recoverable amount require significant judgement, particularly for the businesses acquired during the year. Refer to Note 26.